APPENDIX I
United States
Securities and Exchange Commission
Washington, D.C.20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form

1. Name and address of issuer :
              OCC Cash Reserves
              1345 Avenue of the Americas
              New York, New York 10105

2. The name of each series or class
of securities for which this Form
is filed (If the Form is being
 filed for all series and classes
of securities of
the issuer, check the box but do not
 list series of (classes): x


3. Investment Company Act File Number:
811-05731



Securities Act File Number:  33-29070




4. (a).  Last day of fiscal year for
 which this Form is filed:
 November 30, 2000



4. (b).  (  Check box if this Form is
being filed late (i.e., more
 than 90 calendar days after the end of the

issuer's
 fiscal year).  (See Instruction A.2)


Note:  If the Form is being filed
 late, interest must be paid
on the registration fee due.



4. (c).  (  Check box if
 this is the last time
 the issuer will be filing this Form


5. Calculation of registration fee

I. Aggregate sale price of securities
II. II. sold during the fiscal year pursuant
III. to section 24(f):
IV. IV. $23,556,802,095


II. Aggregate price of securities redeemed or Repurchased during the fiscal year.

$(23,403,387,309)

III Aggregate price of Securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$(221,804,550)


IV Total available redemption credits (add Items (II) and (5(III)
$23,625,191,859

V Net sales - if Item 5(IV) is greater than Item 5(I)
(subtract Item 5(IV) from Item 5(I)
(.		$        -0-_______

VI. Redemption credits available for use in future years
$(68,389,764)
If Item 5(I) is less than Item 5(IV) (subtract Item
5(IV) from Item 5(I)(:

VII. Multiplier for determining
 registration fee (See
X.000250
Instruction C.9).

VIII. Registration fee due (multiply Item 5(V)
 by Item			$        -0-_______
5(VII)( (enter "0" if no fee is due):

6. Prepaid Shares

If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amount of securities (number of shares or units) deducted here:-0-_ .
 If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_-0-___.


7. Interest due - if this Form
8. is being filed more than 90
9.  days after the end of the issuer's
fiscal year (see instruction D):


+$_-0-

8. Total
9.  of the amount of
10. the registration fee
11. due plus any interest
12.  due (line 5(VIII) plus
13. line 7(:


 $-0-


10. Date the registration
11.  fee and any interest payment
12. was sent to the Commission's lockbox depository:

Method of Delivery:

x Wire Transfer

    Mail or other means
SIGNATURES



This report has been signed
below by the following persons
 on behalf of the issuer and
 in the capacities and on the
 dates indicated.


By (Signature and Title)*_Brian S. Shlissel________

_Treasurer__________________


Date ____2-8-01__________

		*Please print the name
 and title of the signing officer
 below the signature.